CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 HKD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 HKD
Accounts receivable, allowance for doubtful accounts	$ 7,787		$ 7,821
Ordinary shares, par value		0.001		0.001
Ordinary shares, authorized	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued	114,619,759	114,619,759	114,619,759	114,619,759
Ordinary shares, outstanding	115,341,581	115,341,581	115,341,581	115,341,581